Sale of Equipment Installment Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Changes In Other Assets [Abstract]
Finance Receivables
2014
Net receivables sold[1]	$4,126
Cash proceeds received	2,528
Deferred purchase price recorded	1,629
[1]	Gross receivables sold were $4,707, before deducting the allowance, imputed interest and trade-in right guarantees.